Organization and Principal Activities (Details) $ / shares in Units, $ in Thousands, shares in Millions				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 15, 2022 shares	Sep. 01, 2022 $ / shares shares	Oct. 25, 2021 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) item segment $ / shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment item $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Oct. 25, 2022 USD ($)	Aug. 29, 2022 USD ($) $ / shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of operating segments | segment							1		1
Number of business units | item									2
Cash and cash equivalents				$ 25,186			$ 25,186		$ 269,863	$ 165,764
Number of subsidiaries requiring capital liquidity requirements | item									2
Capital liquidity requirements from subsidiaries									$ 2,200
Accounts payable and accrued expenses									15,600
Other current liabilities				8,831			8,831		7,137	2,235
Current contingent consideration				767			767		648	1,325
Current portion of operating lease liabilities				3,878			3,878		3,086	115
Payments of short-term and long-term debt									58,100
Net loss				(38,853)	$ (51,998)		(107,217)	$ (65,445)	(256,725)	(111,581)	$ (96,829)
Accumulated deficit				(709,451)			$ (709,451)		$ (605,758)	(349,747)
Number of additional businesses acquired | item							2		2
Principal Amount				$ 13,233			$ 13,233		$ 57,811	565
Interest rate in the event of default				18.00%			18.00%
Negative cash flow from operating activities							$ 109,286	$ 42,601	$ 75,530	$ 41,468	$ 13,784
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Standby Equity Purchase Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued (in shares) | shares	150.0	60.0
Transaction period		36 months
Purchase price equal to percentage of market price		95.00%
Shares issued as a percentage of outstanding stock		5.00%
Convertible Debenture
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Principal and accrued and unpaid interest									$ 17,600
Convertible Debenture | Convertible Debenture
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest rate in the event of default			18.00%
YA II PN, Ltd | Convertible Debenture
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Conversion price (in dollars per share) | $ / shares													$ 1.50
Gross proceeds													$ 16,700
YA II PN, Ltd | Convertible Debenture | Convertible Debenture
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Principal Amount			$ 75,000									$ 75,000
Proceeds from notes payable			$ 75,000
Interest rate			4.00%
Interest rate in the event of default			18.00%
Conversion price (in dollars per share) | $ / shares			$ 1.88
Redemption of unpaid principal per month			$ 8,300
Principal and accrued and unpaid interest									17,500
Gross proceeds									57,500
Subsequent Event
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents						$ 85,500
Negative cash flow from operating activities						81,800
Common stock, par value (in dollars per share) | $ / shares		$ 0.001
Subsequent Event | Standby Equity Purchase Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued (in shares) | shares	150.0	60.0
Transaction period		36 months
Purchase price equal to percentage of market price		95.00%
Shares issued as a percentage of outstanding stock		5.00%
Consecutive trading day period		3 days
Subsequent Event | YA II PN, Ltd | Convertible Debenture
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Conversion price (in dollars per share) | $ / shares													$ 1.50
Gross proceeds													$ 16,700
VIA Motors International, Inc.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership interest acquired				100.00%			100.00%
Purchase price				$ 630,000			$ 630,000
Payments to acquire businesses, gross				450,000			450,000		62,900
Fair value of contingent consideration				180,000			180,000
Bridge loan to related party				11,700			11,700
Transaction fees				45,000			45,000
Operational and capital funding				$ 260,000			$ 260,000
VIA Motors International, Inc. | Forecast
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership interest acquired				100.00%			100.00%
Purchase price				$ 630,000
Payments to acquire businesses, gross				450,000
Fair value of contingent consideration				180,000
Bridge loan to related party				11,700			$ 11,700
Transaction fees				45,000			45,000
Operational and capital funding				260,000			260,000
Investment Funding
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investments to be called at any time									20,400
Other Commitment, Aggregate Committed Investment
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investments									25,000
Consolidated Entities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents									400
PRC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents				15,100			15,100		$ 11,800
PRC | Subsequent Event
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents						12,200
PRC | Consolidated Entities
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents				$ 2,200			$ 2,200
PRC | Consolidated Entities | Subsequent Event
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents						$ 2,200